SECURITIES AND EXCHANGE COMMISSION

                           Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /    /
                                                                         ----

      Pre-Effective Amendment No.                                       /   /
                                                                         ---

      Post-Effective Amendment No.     11                               / X /
                                                                        ---

                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                /    /
                                                                        ----
OF 1940


      Amendment No.     12                                              / X  /
                    --------                                             ----
                             (Check appropriate box or boxes.)


AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
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(Exact Name of Registrant as Specified in Charter)

1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
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  (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:   (817) 251-6700
                                                      --------------

Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092

                          (Name and Address of Agent for Service)

                                       With copy to:
                 Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                         3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: December 1, 1999.


It is proposed  that this filing will become  effective:
/ / immediately  upon filing  pursuant to paragraph (b)
/X/ on June 7, 2000 pursuant to paragraph (b)
/ / 60 days after filing  pursuant to paragraph  (a)(1)
/ / on (date)  pursuant to paragraph  (a)(1)
/ / 75 days after filing  pursuant to paragraph  (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:


/X/this  post-effective   amendment  designates  a  new  effective  date  for  a
previously filed post-effective amendment.




                            AMERIPRIME ADVISORS TRUST


      This Post-Effective Amendment No. 11 to the Registration Statement of AmeriPrime Advisors Trust is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 8 which was filed pursuant to Rule 485(a) on March 10, 2000.

      The Prospectus and Statement of Additional Information for the Ensemble Community Flagship Fund, the Ensemble Community Technology Fund and the Ensemble Institutional Equity Fund are not included in this filing.

Part A:     INFORMATION REQUIRED IN PROSPECTUS:

      The Prospectuses for the Ensemble Community Flagship Fund, the Ensemble Community Technology Fund and the Ensemble Institutional Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 8.

Part B:     INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION.

        The Statement of Additional Information for the Ensemble Community Flagship Fund, the Ensemble Community Technology Fund and the Ensemble Institutional Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 8.


PART C.     OTHER INFORMATION
            -----------------

Item 23.    Exhibits

(a)   Articles of Incorporation.

(i) Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(b) By-laws. Registrant's By-laws, which were filed as an Exhibit to Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)   Investment Advisory Contracts.

(i) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Equity Fund, which was filed as an Exhibit to
Registrant's   Pre-Effective  Amendment  No.  1,  is  hereby  incorporated  by reference.

(ii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Small Cap Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(iii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Bond Fund, which was filed as an Exhibit to
Registrant's   Pre-Effective  Amendment  No.  1,  is  hereby  incorporated  by reference.

(iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(ix)  Advisory  Agreement for the Monteagle Value Fund,  which was filed as an
Exhibit   to   Registrant's   Post-Effective   Amendment   No.  3,  is  hereby
incorporated by reference.

(x)   Advisory  Agreement for the Monteagle Large Cap Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective  Amendment  No.  3,  is  hereby
incorporated by reference.

(xi) Advisory Agreement for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(xii) Registrant's Proposed Management Agreement with Ensemble Investments, Inc. for the Ensemble Community Flagship Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(xiii) Registrant's Proposed Management Agreement with Ensemble Investments, Inc. for the Ensemble Community Technology Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(xiv) Registrant's Proposed Management Agreement with Ensemble Investments, Inc. for the Ensemble Partners Equity Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(xv)  Registrant's  Management  Agreement withAExpert  Advisory,  Inc. for the
Enhans Master Investor Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(xvi) Registrant's  Management  Agreement withAExpert  Advisory,  Inc. for the
Enhans  RT  500  Fund,   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 9, is hereby incorporated by reference.

(xvii) Registrant's Proposed Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(xviii) Registrant's Proposed Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Hedge Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorporated by reference.

(xix) Registrant's Proposed Management Agreement with Paragon Capital Management, Inc. for the Paragon Uncorrelated Return Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorporated by reference.

(xx) Registrant's Proposed Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.


(xxi) Registrant's Proposed Management Agreement with Smith Asset Management Group, L.P. for the MutualMinds.com Investors Diversfield Growth
                 Fund,   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 10, is hereby incorporated by reference.

(xxii)      Registrant's   Proposed  Management  Agreement  with  Smith  Asset
Management Group, L.P. for the MutualMinds.com  Small Cap Growth
         Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

(xxiii)     Registrant's   Proposed  Management  Agreement  with  Smith  Asset
Management  Group,  L.P.  for the  MutualMinds.com  New Economy
         Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.


(e)   Underwriting Contracts.

(i)   Registrant's    Underwriting   Agreement   with   AmeriPrime   Financial
Securities, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(iii) Amended  Exhibit  A to  Underwriting  Agreement,  which  was filed as an
Exhibit   to   Registrant's   Post-Effective   Amendment   No.  4,  is  hereby
incorporated by reference.

(f)   Bonus or Profit Sharing Contracts.  None.

(g)   Custodian Agreements.

(i) Registrant's Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii)  Amended  Appendix  B to  Custodian  Agreement,  which  was  filed  as an
Exhibit   to   Registrant's   Post-Effective   Amendment   No.  4,  is  hereby
incorporated by reference.

(h)   Other Material Contracts.  None.

(i)   Legal Opinion.


(i)   Opinion  of Brown,  Cummins & Brown Co.,  L.P.A.,  which was filed as an
Exhibit  to   Registrant's   Post-Effective   Amendment   No.  10,  is  hereby
incorporated by reference.

                   (ii) Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.


 (j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k)   Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)   Rule 12b-1 Plan.

(i) Form of Registrant's Rule 12b-1 Service Agreement for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(ii) Form of Registrant's Rule 12b-1 Distribution Plan for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(n)   Rule 18f-3 Plan.  None.

(o)   Reserved.

(p) Codes of Ethics. Copy of Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorporated by reference.

(q)   Powers of Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(ii) Powers of Attorney for the Trustees, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(iii) Power of Attorney for the President, Treasurer, Secretary and Trustee, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

Item 24.    Persons Controlled by or Under Common Control with the Funds
--------    ------------------------------------------------------------

As of March 14, 2000, First Union National Bank, Trustee, owned 49.20% of the StoneRidge Small-Cap Equity Fund, 78.60% of the StoneRidge Equity Fund and 99.63% of the StoneRidge Bond Fund. As a result, the StoneRidge Small-Cap Equity Fund, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.

As of March 14, 2000, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, the Monteagle Opportunity Growth Fund, and the Monteagle Fixed Income Fund. As a result, the Monteagle Funds may be deemed to be under common control.

As of March 14, 2000, Specialty Screw Machine Company owned 99.72% of the Enhans RT 500 Fund and 99.72% of the Enhans Master Investor Fund. As a result, the Enhans Funds may be deemed to be under common control.

Item 25.    Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  Pursuant  to  the  Underwriting   Agreement,   the  Trust  shall  indemnify
Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser

(a) Stoneridge Investment Partners, LLC ("Stoneridge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the Stoneridge Equity Fund, Stoneridge Small Cap Equity Fund and Stoneridge Bond Fund, is a registered investment adviser.

(i) Stoneridge has engaged in no other business during the past two fiscal years. (ii) Information with respect to each officer and member of Stoneridge is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund, Monteagle Fixed Income Fund, is a registered investment adviser.

(i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

(ii) Information with respect to each officer and member of NCC is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc.("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

(i) Robinson has engaged in no other business  during the past two fiscal years.
(ii) Information with respect to each officer and director of Robinson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d)   Howe  and  Rusling,   Inc.  ("Howe  and  Rusling"),   120  East  Avenue,
Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.
(i) Howe and Rusling has engaged in no other business during the past two fiscal years. (ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

(e) T.H. Fitzgerald, Jr. ("Fitzgerald"), 180 Church Street, Naugatuck, Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.
(i) Fitzgerald has engaged in no other business during the past two fiscal years. (ii) Information with respect to each principal of Fitzgerald is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-12196)

(f) Ensemble Investments, Inc. ("Ensemble"), 2010 N. First Street, San Jose, California, adviser for the Ensemble Community Flagship Fund, Ensemble Community Technology Fund and Ensemble Partners Equity Fund, is a registered investment adviser.
(i) Ensemble has engaged in no other business  during the past two fiscal years.
(ii) Information with respect to each officer and director of Ensemble is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-57140).

(g)  AExpert  Advisory,  Inc.  ("AExpert"),  25  West  King  Street,  Lancaster,
Pennsylvania 17603, adviser to Enhans Master Investor Fund and Enhans RT 500 Fund, is a registered investment adviser.

(i) AExpert has engaged in no other  business  during the past two fiscal years.
(ii) Information with respect to each officer and director of AExpert is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43349).

(h)   Cloud,  Neff & Associates,  Inc. ("Cloud,  Neff"),  606 Park Tower, 5314
South Yale, Tulsa, Oklahoma 74135, adviser to the Cloud, Neff Capital Appreciation Fund, is a registered investment adviser.
(i) Cloud, Neff has engaged in no other business during the past two fiscal years. (ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).

(i) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Dynamic Hedge Fund and the Paragon Uncorrelated Return Fund, is a registered investment adviser.
(i) Paragon has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and director of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).

(j) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.
(i) Riccardi has engaged in no other business  during the past two fiscal years.
(ii) Information with respect to each officer and member of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).

(k) Smith Asset Management Group, L.P. ("Smith"), 300 Crescent Court, Suite 270, Dallas, Texas 75201, adviser to the MutualMinds.com Investors Diversified Growth Fund, MutualMinds.com Small Cap Growth Fund and Mutual Minds.com New Economy Fund, is a registered investment adviser. (i) Smith has engaged in no other business during the past two fiscal years. (ii) Information with respect to each officer and director of Smith is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-50835).

Item 27.    Principal Underwriters

(a) AmeriPrime Financial Securities, Inc. is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President, Treasurer and a Trustee of the Registrant. AmeriPrime Financial Services, Inc. is also the underwriter for the AmeriPrime Funds, AmeriPrime Insurance Trust, the Kenwood Funds, the Rockland Funds Trust and the TANAKA Funds, Inc.

(b) Information with respect to each director and officer of AmeriPrime Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-48143).

(c)   Not applicable.

Item 28.    Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29.    Management Services Not Discussed in Parts A or B
--------    -------------------------------------------------

      None.

Item 30.    Undertakings

      None.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio on the 5th day of May, 2000.


                                    AmeriPrime Advisors Trust


                                    By:   /s/

                                          Donald S. Mendelsohn
                                          Attorney-in Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                                 *By:  /s/

Kenneth D. Trumpfheller,*                         Donald S. Mendelsohn
President, Treasurer and Trustee                  Attorney-in-Fact


                                            May 5, 2000

Richard Wright,* Trustee


Mark Muller, Trustee

         EXHIBIT INDEX

1.    Consent of Counsel............................................EX-99.23.i
2.    Consent of Accountant.........................................EX-99.23.j